One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments


                                                    Rule N-30D/A
                                       1933 Act File No. 2-60770
                                       1940 Act File No. 811-2806


January 3, 2000


Filed via EDGAR (CIK #0000230173)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: 	File No. 2-10765
DELAWARE GROUP CASH RESERVE
---------------------------

Ladies and Gentlemen:

This amendment is being filed to correct an N-30D filing that was filed under the incorrect CIK number. On December 29, 1999, an Annual Report containing information for Delaware Adviser Funds was filed under the CIK number for Delaware Cash Reserve (Accession Number:
0000950116-99-002353). The staff at the SEC advised that we refile the Annual Report for Delaware Adviser Funds under the correct CIK number and amend the N-30D filing that was filed incorrectly under the CIK number of Delaware Group Cash Reserve with this N-30D/A. The Annual Report for Delaware Adviser Funds was refiled on December 30, 1999 under the correct CIK number (0000910682).


Very truly yours,

/s/Michael D. Mabry
-----------------------
Michael D. Mabry
Vice President/
Assistant Secretary/
Associate General Counsel